Membership Interests (Schedule Of Changes To Membership Interests) (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance			$ 7,497		$ 7,409					$ 7,518	$ 7,409	$ 7,409
Net income	$ 98	$ 94	158	$ 94	104	$ 103	$ 146	$ 96	$ 87	196	197	450	$ 432	$ 349
Distributions										(165)	(110)	(282)	(310)	(225)
Net effects of cash flow hedges (net of tax)	1			1						1	1	2	2	3
Defined benefit pension plans (net of tax)										1		(61)	(19)	$ (3)
Balance	7,551	7,518		7,497		7,409				7,551	7,497	7,518	7,409
Capital Accounts [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance			7,544		7,457					7,625	7,457	7,457
Net income										196	197
Distributions										(165)	(110)
Balance	7,656	7,625		7,544		7,457				7,656	7,544	7,625	7,457
Accumulated Other Comprehensive Income (Loss) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance			$ (47)		$ (48)					(107)	(48)	(48)
Net effects of cash flow hedges (net of tax)										1	1
Defined benefit pension plans (net of tax)										1
Balance	$ (105)	$ (107)		$ (47)		$ (48)				$ (105)	$ (47)	$ (107)	$ (48)